UBS Select Prime Institutional Fund
UBS Select Treasury Institutional Fund
UBS Select Tax-Free Institutional Fund
Prospectus

August 28, 2009, as revised March 29, 2010

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Contents

The funds
What every investor should know about the funds

UBS Select Prime Institutional Fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	5

UBS Select Treasury Institutional Fund
Investment objective, strategies and risks	7
Performance	9
Expenses and fee tables	11

UBS Select Tax-Free Institutional Fund
Investment objective, strategies and risks	13
Performance	15
Expenses and fee tables	17

More about risks and investment strategies	19

Your investment
Information for managing your fund account
Managing your fund account	23
—Buying shares
—Selling shares
—Exchanging shares
—Transfer of account limitations
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the funds
Management	34
Dividends and taxes	36
Disclosure of portfolio holdings	38
Financial highlights	39
Appendix A: Additional information regarding
purchases and redemptions	A-1
Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Institutional Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•	short-term obligations of the US government and its agencies and instrumentalities;

•	repurchase agreements;

•	obligations of US and non-US banks; and

•	commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Foreign investing risk—The value of the fund’s investments in foreign securities may fall due

UBS Global Asset Management	1

UBS Select Prime Institutional Fund

to adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

•	US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

•	Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

2	UBS Global Asset Management

UBS Select Prime Institutional Fund

Performance

Risk/return bar chart and table
 The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return*

Total return of the fund January 1 to June 30, 2009: 0.37%
Best quarter during years shown: 3rd quarter, 2000: 1.66%
Worst quarter during years shown: 1st quarter, 2004: 0.23%

*	Performance for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Prime Master Fund.

UBS Global Asset Management	3

UBS Select Prime Institutional Fund

Average annual total returns*
as of December 31, 2008

One year	2.83%
Five years	3.47%
Ten years	3.60%

*	Performance for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Prime Master Fund.

4	UBS Global Asset Management

UBS Select Prime Institutional Fund

Expenses and fee tables

Fees and expenses   These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses   (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None

Total annual fund operating expenses****	0.18%

*	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Prime Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.02% and total annual fund operating expenses would be 0.20% until the termination of the Temporary Guarantee Program.
****	Effective February 16, 2010, UBS Global AM will voluntarily waive 0.04% of its management fees until April 15, 2010. As a result, the total ordinary annual fund operating expenses will be reduced to 0.14% through April 15, 2010, at which point this voluntary waiver will be phased out over several weeks at a rate of 0.01% per week. UBS Global AM may voluntarily waive fees from time to time. For example, UBS Global AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive those fees. Waivers may affect the fund’s performance.

UBS Global Asset Management	5

UBS Select Prime Institutional Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$18	$58	$101	$230

6	UBS Global Asset Management

UBS Select Treasury Institutional Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks

An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally

UBS Global Asset Management	7

UBS Select Treasury Institutional Fund

have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

•	Liquidity risk—Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

8	UBS Global Asset Management

UBS Select Treasury Institutional Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund’s performance has varied from year to year.

The table that follows the bar chart shows the average annual returns over various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return* (2005 is the fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.08%
Best quarter during years shown: 4th quarter, 2006: 1.29%
Worst quarter during years shown: 4th quarter, 2008: 0.08%

*	Performance for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Treasury Master Fund.

UBS Global Asset Management	9

UBS Select Treasury Institutional Fund

Average annual total returns*
as of December 31, 2008

One year	1.58%
Life of fund (inception date 3/23/04)	3.15%

*	Performance for the periods through August 27, 2007 reflects that of the Institutional share class of the fund prior to its conversion into a feeder fund of Treasury Master Fund.

10	UBS Global Asset Management

UBS Select Treasury Institutional Fund

Expenses and fee tables

Fees and expenses   These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses   (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None

Total annual fund operating expenses****	0.18%

*	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Treasury Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.02% and total annual fund operating expenses would be 0.20% until the termination of the Temporary Guarantee Program.
****	UBS Global AM may voluntarily waive fees from time to time. For example, UBS Global AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive those fees. Waivers may affect the fund’s performance.

UBS Global Asset Management	11

UBS Select Treasury Institutional Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$18	$58	$101	$230

12	UBS Global Asset Management

UBS Select Tax-Free Institutional Fund

Investment objective, strategies and risks

Fund objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

UBS Global Asset Management	13

UBS Select Tax-Free Institutional Fund

•	Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

14	UBS Global Asset Management

UBS Select Tax-Free Institutional Fund

Performance

Risk/return bar chart and table
 The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows the fund’s performance over its first calendar year of operations.

The table that follows the bar chart shows the average annual return over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 is the fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.14%
Best quarter during year shown: 1st quarter, 2008: 0.60%
Worst quarter during year shown: 4th quarter, 2008: 0.35%

UBS Global Asset Management	15

UBS Select Tax-Free Institutional Fund

Average annual total returns
as of December 31, 2008

One year	1.94%
Life of fund (inception date 8/28/07)	2.35%

16	UBS Global Asset Management

UBS Select Tax-Free Institutional Fund

Expenses and fee tables

Fees and expenses   These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses   (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None

Total annual fund operating expenses****	0.18%

*	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its allocated share of expenses of Tax-Free Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Tax-Free Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.03% and total annual fund operating expenses would be 0.21% until the termination of the Temporary Guarantee Program.
****	UBS Global AM may voluntarily waive fees from time to time. For example, UBS Global AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive those fees. As a result of voluntary waivers/reimbursements, the actual ratio of expenses to average net assets, net of fee waivers and/or expense reimbursements for the fund’s most recent fiscal year ended April 30, 2009 was 0.15%. The “Financial Highlights” section below contains further information. Waivers may affect the fund’s performance.

UBS Global Asset Management	17

UBS Select Tax-Free Institutional Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$18	$58	$101	$230

18	UBS Global Asset Management

More about risks and investment strategies

Principal risks
The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the “Investment objective, strategies and risks” heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds’ Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk.   Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Foreign investing risk.   UBS Select Prime Institutional Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US government securities risk.   Various types of US government securities have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (also known as Government National Mortgage Association or GNMA), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac (also known as Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (also known as Federal National Mortgage Association or FNMA) historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s securities falling sharply and concerns that the firms did not have sufficient capital to offset losses resulting from the mortgage crisis, the Federal Housing

UBS Global Asset Management	19

Finance Agency (“FHFA”) placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provided financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk.   The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, a fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund’s income generally will tend to fall more slowly.

Liquidity risk.   The funds’ investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the funds may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Additional risks
Political risk.   With respect to UBS Select Tax-Free Institutional Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund’s dividends. These developments could also cause the value of a fund’s municipal money market instruments to fall.

Structured security risk.   UBS Select Prime Institutional Fund and UBS Select Tax-Free Institutional Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss.

Additional information about investment strategies and Temporary Guarantee Program
Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds’ investment strategies are designed to comply with these requirements. The funds may invest in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

20	UBS Global Asset Management

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, UBS Select Treasury Institutional Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. UBS Select Treasury Institutional Fund’s 80% policy is a “non-fundamental” policy. This means that this investment policy may be changed by the fund’s board without shareholder approval. However, UBS Select Treasury Institutional Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

As noted above, under normal circumstances, UBS Select Tax-Free Institutional Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. UBS Select Tax-Free Institutional Fund’s 80% policy is a “fundamental policy.” This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

As of August 28, 2009, each fund was participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”) to address temporary dislocations in credit markets. The Program, which is in effect until September 18, 2009, is designed to provide certain investors with a guarantee of a $1.00 net asset value price per share based on the number of shares held by investor in the fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if the value of the fund’s assets falls below $0.995 per share, which is called “breaking the buck” (a “Guarantee Event”), and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in the fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in the fund fluctuates over the period of the Program, the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. If an investor closes an account with a fund (or with a financial intermediary

UBS Global Asset Management	21

through which fund shares are held), any future investment in the fund will not be guaranteed.

In order to participate in the Program through December 18, 2008, each fund paid a one-time non-refundable participation fee, which amounted to 0.01% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00). In order to participate in the Program during each extension period (December 19, 2008 through April 30, 2009, and May 1, 2009 through September 18, 2009, respectively), each fund paid two non-refundable extension participation payments, each amounting to 0.015% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00).

Under the terms of the Program, upon the occurrence of a Guarantee Event, the fund’s board of directors (“board”) must promptly initiate actions necessary under state and federal law to commence the liquidation of the fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per eligible share. Guarantee payments under the Program will be made through the fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

Neither this prospectus nor a fund itself is in any manner approved, endorsed, sponsored or authorized by the Treasury.

Defensive positions for UBS Select Tax-Free Institutional Fund.   During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving the fund’s investment objective during the periods that they are held.

22	UBS Global Asset Management

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. If you are buying shares through UBS Financial Services Inc.’s automated purchasing account system, you should direct your request to your financial advisor and refer to the sections below beginning “UBS Financial Services Inc.: automated purchasing accounts” on page 28 of this prospectus.

Buying shares
The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may buy fund shares directly by calling the funds’ transfer agent, PNC Global Investment Servicing (“PNC”), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by Securities Industry and Financial Markets Association (“SIFMA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally

UBS Global Asset Management	23

be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Institutional Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time). UBS Select Tax-Free Institutional Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). Financial intermediaries may impose additional guidelines for when orders must be placed.

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2010. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions.   You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the funds’ transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment.   The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Institutional Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and (2) for investors purchasing shares of UBS Select Prime

24	UBS Global Asset Management

Institutional Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004.

UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Electronic trade entry.   The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares
You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Institutional Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Institutional Fund received after that time will not be in good form). For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” each fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on

UBS Global Asset Management	25

which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) (noon (Eastern time) in the case of UBS Select Tax-Free Institutional Fund), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares) or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

26	UBS Global Asset Management

Exchanging shares
You may exchange shares of a fund for shares of the other funds.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Institutional Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations
If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, PNC. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record and you will receive ongoing account statements from PNC. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

UBS Global Asset Management	27

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

UBS Financial Services Inc.: automated purchasing accounts
Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a “Direct Purchasing Account”) or can be entered through that firm’s order entry system (an “Automated Purchasing Account”). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise or made your initial purchase prior to May 19, 2003. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under “Managing your fund account.”

28	UBS Global Asset Management

Buying shares
When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by SIFMA) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Tax-Free Institutional Fund received after noon but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time); however, such orders cannot be entered through UBS Financial Services Inc.’s order entry system, but must be made by a Financial Advisor directly with the fund by calling the fund’s transfer agent at 1-888-547 FUND and speaking with a representative. For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2010. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

UBS Global Asset Management	29

Minimum investment.    The minimum investment level for initial purchases generally is $1,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. The minimum investment requirement will be waived (1) for investors purchasing shares of UBS Select Treasury Institutional Fund who had owned shares of UBS LIR Government Securities Fund or UBS LIR Treasury Securities Fund at any time during the twelve months prior to April 1, 2004, and (2) for investors purchasing shares of UBS Select Prime Institutional Fund who had owned shares of UBS LIR Money Market Fund at any time during the twelve months prior to January 12, 2004. UBS Global AM (US) may waive this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below $1,000,000, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least $1,000,000 after that purchase.

Selling shares
You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Institutional Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Institutional Fund received after that time will not be in good form). For UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). Orders for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund, received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

30	UBS Global Asset Management

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of a fund for shares of the other funds.

The minimum noted above in “Buying shares” does not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Institutional Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund. Exchange orders received after those times will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations
If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if

UBS Global Asset Management	31

you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, PNC. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record and you will receive ongoing account statements from PNC. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Market timing
Frequent purchases and redemptions of fund shares could increase each fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the

32	UBS Global Asset Management

funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s Prospectus.

Pricing and valuation
The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund values its securities at their amortized cost, and each feeder fund buys the corresponding master fund’s interests at the master fund’s net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund is normally determined four times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:30 p.m. (Eastern time);

•	5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Institutional Fund is normally determined three times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:00 p.m. (Eastern time).*

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

*	However, redemption orders for UBS Select Tax-Free Institutional Fund received after noon (Eastern time) will not be in good form, as described above under “Selling shares.”

UBS Global Asset Management	33

Management

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (the “Master Funds”), which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator to the funds. As investment advisor, UBS Global AM makes the master funds’ investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York, 10019-6028. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2009, UBS Global AM had approximately $142 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $547 billion in assets under management worldwide as of June 30, 2009. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory and administration fees
UBS Global AM’s contract fee for the advisory and administration services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM’s contract fee for the administrative services it provides to each feeder fund is 0.08% of each feeder fund’s average daily net assets.

In exchange for these fees, UBS Global AM has agreed to bear all of the funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund’s average daily net assets.

UBS Global AM received a fee of 0.18% of the average daily net assets of each of UBS Select Prime Institutional Fund and UBS Select Treasury

34	UBS Global Asset Management

Institutional Fund and an effective fee of 0.15% of the average daily net assets of UBS Select Tax-Free Institutional Fund for its services in the funds’ last full fiscal year (includes fees allocated from related master fund). With respect to UBS Select Tax-Free Institutional Fund, the effective fee reflects voluntary waivers.

A discussion regarding the basis for the board’s approval of the Management Agreement between UBS Global AM and Master Trust with respect to the Master Funds is available in the funds’ semiannual report to shareholders for the fiscal period ended October 31, 2008.

Master-feeder structure.   UBS Select Prime Institutional Fund, UBS Select Treasury Institutional Fund and UBS Select Tax-Free Institutional Fund are “feeder funds” that invest all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund’s expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund’s Trustees to withdraw the feeder fund’s assets from the master fund if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information
To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or its classes of shares or cease operations and liquidate.

UBS Global Asset Management	35

Dividends and taxes

Dividends
Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

Each fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes
The dividends that you receive from UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not

36	UBS Global Asset Management

recognize any gain or loss on the sale or exchange of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Institutional Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Institutional Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Institutional Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Institutional Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Institutional Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds’ SAI.

UBS Global Asset Management	37

Disclosure of portfolio holdings

Each fund is a “feeder fund” that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

The complete portfolio holdings of each master fund will be posted on the fund advisor’s website at http://www.ubs.com/1/e/globalam/america/ institutional_clients/money_market_fund.html on a monthly basis. Under normal circumstances, detailed portfolio holdings information for each master fund as of the most recent month-end is expected to be posted approximately 15 days after the end of a month. Additionally, an abbreviated portfolio holdings report for the master fund in which UBS Select Prime Institutional Fund invests will be available on a weekly basis. (The abbreviated weekly portfolio holdings report will contain less information about each holding.) Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. Both monthly and weekly information will be posted to the web site at least one day prior to other public dissemination.

Monthly and weekly portfolio holdings information postings will continue to remain available on the website, along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the web site information is current. (For example, a fund files its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Monthly and weekly portfolio holdings information for periods ended April 30th could be removed from the web site once the annual report is filed, but not until then.)

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund’s Forms N-Q and Forms N-CSR are available on the SEC’s website at http://www.sec.gov. Each fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds’ SAI for a description of the policies and procedures that govern disclosure of the funds’ portfolio holdings.

38	UBS Global Asset Management

Financial highlights

The following financial highlights tables are intended to help you understand the financial performance for UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund for the past 5 years, and for UBS Select Tax-Free Institutional Fund since it commenced operations on August 28, 2007. For the periods through August 27, 2007, these are the financial highlights of those funds prior to their conversion to feeder funds.

Certain information reflects financial results for a single fund share. In the tables, “total investment return” represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report appears in the Annual Report to Shareholders of the funds. You may obtain copies of the funds’ Annual Report without charge by calling 1-888-547 FUND.

UBS Global Asset Management	39

UBS Select Prime Institutional Fund

Financial highlights   (continued)

	For the years ended April 30,

	2009		2008		2007	2006	2005

Net asset value, beginning of year	$1.00		$1.00		$1.00	$1.00	$1.00

Net investment income	0.019		0.046		0.051	0.037	0.017

Dividends from net investment income	(0.019)		(0.046)		(0.051)	(0.037)	(0.017)
Distributions from net realized gains from investment activities	—		—		—	—	(0.000	)(1)

Total dividends and distributions	(0.019)		(0.046)		(0.051)	(0.037)	(0.017)

Net asset value, end of year	$1.00		$1.00		$1.00	$1.00	$1.00

Total investment return(2)	1.94%		4.66%		5.25%	3.81%	1.72%

Ratios/Supplemental data:
Net assets, end of year (000’s)	$14,448,140		$12,969,050		$9,272,239	$6,698,203	$5,934,079
Expenses to average net assets	0.20	%(3)	0.18	%(3)	0.18%	0.18%	0.18%
Net investment income to average net assets	1.87	%(3)	4.47	%(3)	5.14%	3.76%	1.68%

(1)	Amount of distribution paid represents less than $0.0005 per share.

(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each year reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each year reported. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.

(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.

40	UBS Global Asset Management

UBS Select Tax-Free Institutional Fund

Financial highlights   (continued)

	For the years ended April 30,

	2009		2008		2007		2006	2005

Net asset value, beginning of period	$1.00		$1.00		$1.00		$1.00	$1.00

Net investment income	0.009		0.038		0.050		0.036	0.016

Dividends from net investment income	(0.009)		(0.038)		(0.050)		(0.036)	(0.016)
Distributions from net realized gains from investment activities	(0.000	)(1)	(0.000	)(1)	(0.000	)(1)	—	—

Total dividends and distributions	(0.009)		(0.038)		(0.050)		(0.036)	(0.016)

Net asset value, end of period	$1.00		$1.00		$1.00		$1.00	$1.00

Total investment return(2)	0.86%		3.85%		5.11%		3.65%	1.61%

Ratios/supplemental data:
Net assets, end of period (000’s)	$7,669,190		$5,604,307		$951,408		$580,162	$461,046
Expenses to average net assets, net of fee waivers by advisor/administrator	0.20	%(3)	0.18	%(3)	0.18%		0.18%	0.18%
Expenses to average net assets, before fee waivers by advisor/administrator	0.20	%(3)	0.18	%(3)	0.18%		0.18%	0.18%
Net investment income to average net assets	0.69	%(3)	3.14	%(3)	5.02%		3.59%	1.63%

(1)	Amount of distribution paid represents less than $0.0005 per share.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.

UBS Global Asset Management	41

UBS Select Tax-Free Institutional Fund

Financial highlights   (concluded)
	For the year		For the period
	ended April 30,		August 28, 2007(1)
	2009		to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.013		0.019

Dividends from net investment income	(0.013)		(0.019)
Distributions from net realized gain from investment activities	(0.000	)(2)	—

Total dividends and distributions	(0.013)		(0.019)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	1.30%		1.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,398,608		$2,574,640
Expenses to average net assets, net of fee waivers by advisor	0.15	%(4)	0.08	%(4),(5)
Expenses to average net assets, before fee waivers by advisor	0.21	%(4)	0.18	%(4),(5)
Net investment income to average net assets	1.33	%(4)	2.61	%(4),(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

42	UBS Global Asset Management

Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Institutional Fund and UBS Select Treasury Institutional Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Institutional Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining in 2010 are listed below.

Early close
Holidays (observed)	(2:00 p.m., eastern time)

Good Friday (April 2, 2010)
Memorial Day (May 31, 2010)
Independence Day (July 5, 2010)
Labor Day (September 6, 2010)
Columbus Day (October 11, 2010)
Veterans Day (November 11, 2010)
Thanksgiving Day (November 25, 2010)
Christmas (December 24, 2010)	— Friday, May 28, 2010 — — — — Friday, November 26, 2010 Thursday, December 23, 2010

UBS Global Asset Management	A-1

(This page has been left blank intentionally)

Ticker symbols:		UBS Select Prime Institutional Fund UBS Select Treasury Institutional Fund UBS Select Tax-Free Institutional Fund Prospectus August 28, 2009, as revised March 29, 2010
UBS Select Prime Institutional Fund	SELXX
UBS Select Treasury Institutional Fund	SETXX
UBS Select Tax-Free Institutional Fund	STFXX

If you want more information about the funds, the following documents are available free of charge upon request:

Annual/semiannual reports Additional information about each fund’s investments is available in the funds’ annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)
The funds’ SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds’ annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You may review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

•	For a fee, by electronic request at publicinfo@sec.gov
or by writing the SEC’s Public Reference Section,
Washington, D.C. 20549-0102; or
•	Free, from the EDGAR database on the SEC’s Internet
Web site at http://www.sec.gov.

UBS Money Series
—UBS Select Prime Institutional Fund
—UBS Select Treasury Institutional Fund
—UBS Select Tax-Free Institutional Fund
Investment Company Act File No. 811-08767

©2010 UBS Global Asset Management (US) Inc.
All rights reserved.
S304

UBS Select Prime Preferred Fund
UBS Select Treasury Preferred Fund
UBS Select Tax-Free Preferred Fund
Prospectus

August 28, 2009, as revised March 29, 2010

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the funds’ shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

Not FDIC Insured. May lose value. No bank guarantee.

Contents
The funds
What every investor should know about the funds

UBS Select Prime Preferred Fund
Investment objective, strategies and risks	1
Performance	3
Expenses and fee tables	5

UBS Select Treasury Preferred Fund
Investment objective, strategies and risks	7
Performance	9
Expenses and fee tables	11

UBS Select Tax-Free Preferred Fund
Investment objective, strategies and risks	13
Performance	15
Expenses and fee tables	17

More about risks and investment strategies	19

Your investment
Information for managing your fund account
Managing your fund account	23
—Buying shares
—Selling shares
—Exchanging shares
—Transfer of account limitations
—Additional information about your account
—Market timing
—Pricing and valuation

Additional information
Additional important information about the funds
Management	34
Dividends and taxes	36
Disclosure of portfolio holdings	38
Financial highlights	39
Appendix A: Additional information regarding
purchases and redemptions	A-1
Where to learn more about the funds	Back cover

The funds are not a complete or balanced investment program.

UBS Global Asset Management

UBS Select Prime Preferred Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality money market instruments of governmental and private issuers. These may include:

•	short-term obligations of the US government and its agencies and instrumentalities;

•	repurchase agreements;

•	obligations of US and non-US banks; and

•	commercial paper, other corporate obligations and asset-backed securities.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The fund invests in foreign money market instruments only if they are denominated in US dollars.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions. UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Foreign investing risk—The value of the fund’s investments in foreign securities may fall due to

UBS Global Asset Management	1

UBS Select Prime Preferred Fund

adverse political, social and economic developments abroad. However, because the fund’s foreign investments must be denominated in US dollars, it generally is not subject to the risk of changes in currency valuations.

•	US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

•	Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

2	UBS Global Asset Management

UBS Select Prime Preferred Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows the fund’s performance over its first calendar year of operations.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 is the fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.39%
Best quarter during year shown: 1st quarter, 2008: 0.95%
Worst quarter during year shown: 4th quarter, 2008: 0.58%

UBS Global Asset Management	3

UBS Select Prime Preferred Fund

Average annual total returns
as of December 31, 2008

One year	2.88%
Life of fund (inception date 8/28/07)	3.46%

4	UBS Global Asset Management

UBS Select Prime Preferred Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None
Fee waiver†	(0.04%	)

Total annual fund operating expenses††	0.14%

*	The fund invests in securities through an underlying master fund, Prime Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Prime Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Prime Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.01% and total annual fund operating expenses would be 0.15% until the termination of the Temporary Guarantee Program.
†	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its administrative fees so that the total ordinary operating expenses of the fund through August 31, 2010, do not exceed 0.14%. In addition, UBS Global AM will voluntarily waive an extra 0.04% of its administrative fees from February 16, 2010, until April 15, 2010, at which point this voluntary waiver will be phased out over several weeks at the rate of 0.01% per week. As a result, the total ordinary annual fund operating expenses will be reduced to 0.10% from February 16, 2010, through April 15, 2010, at which point the gradual phasing out of the aforementioned additional voluntary fee waivers will result in such expenses gradually increasing to 0.14% on or about May 6, 2010.
††	UBS Global AM may voluntarily waive fees from time to time. For example, UBS Global AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive those fees. Waivers may affect the fund’s performance.

UBS Global Asset Management	5

UBS Select Prime Preferred Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its fee waiver agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$14	$54	$97	$226

6	UBS Global Asset Management

UBS Select Treasury Preferred Fund

Investment objective, strategies and risks

Fund objective
Maximum current income consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. Under normal circumstances, the fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and in related repurchase agreements. However, under normal circumstances the fund expects to invest substantially all of its assets in securities issued by the US Treasury and in related repurchase agreements. The fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements involve transactions in which the fund purchases securities issued by the US Treasury and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest. While income earned by the fund’s direct investments in securities issued by the US Treasury may qualify for favorable state and local income taxation, income related to repurchase agreements may not be so advantaged. Investing in repurchase agreements may permit the fund quickly to take advantage of increases in short-term rates.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the fund’s investment decisions. UBS Global AM selects money market instruments for the fund based on its assessment of relative values and changes in market and economic conditions.

UBS Global AM considers safety of principal and liquidity in selecting securities for the fund and thus may not buy securities that pay the highest yield.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free.

UBS Global Asset Management	7

UBS Select Treasury Preferred Fund

The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	US Government securities risk—There are different types of US government securities with different levels of credit risk. Some US government securities are issued or guaranteed by the US Treasury and are supported by the full faith and credit of the United States. Other types of US government securities are supported by the full faith and credit of the United States (but not issued by the US Treasury). These securities have the lowest credit risk. Still other types of US government securities are: (1) supported by the ability of the issuer to borrow from the US Treasury; (2) supported only by the credit of the issuing agency, instrumentality or government-sponsored corporation; (3) supported by pools of assets (e.g., mortgage-backed securities); or (4) supported by the United States in some other way. Certain US government securities are riskier than others. The relative level of risk depends on the nature of the particular security. A US government-sponsored entity, although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the US Treasury and are riskier than those that are.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

•	Liquidity risk—Although the fund invests in securities issued by the US Treasury and in related repurchase agreements, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

8	UBS Global Asset Management

UBS Select Treasury Preferred Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows the fund’s performance over its first calendar year of operations.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 is the fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.10%
Best quarter during year shown: 1st quarter, 2008: 0.62%
Worst quarter during year shown: 4th quarter, 2008: 0.09%

UBS Global Asset Management	9

UBS Select Treasury Preferred Fund

Average annual total returns
as of December 31, 2008

One year	1.62%
Life of fund (inception date 8/28/07)	2.31%

10	UBS Global Asset Management

UBS Select Treasury Preferred Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None
Fee waiver†	(0.04%	)

Total annual fund operating expenses††	0.14%

*	The fund invests in securities through an underlying master fund, Treasury Master Fund. This table reflects the direct expenses of the fund and its share of expenses of Treasury Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Treasury Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.02% and total annual fund operating expenses would be 0.16% until the termination of the Temporary Guarantee Program.
†	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its administrative fees so that the total ordinary operating expenses of the fund through August 31, 2010, do not exceed the fees listed above.
††	UBS Global AM may voluntarily waive fees from time to time. For example, UBS Global AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive those fees. Waivers may affect the fund’s performance.

UBS Global Asset Management	11

UBS Select Treasury Preferred Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its fee waiver agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$14	$54	$97	$226

12	UBS Global Asset Management

UBS Select Tax-Free Preferred Fund

Investment objective, strategies and risks

Fund objective
Maximum current income exempt from federal income tax consistent with liquidity and the preservation of capital.

Principal investment strategies
The fund is a money market fund and seeks to maintain a stable price of $1.00 per share. The fund seeks to achieve its objective by investing in a diversified portfolio of high quality, municipal money market instruments.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments, the income from which is exempt from federal income tax. Investments that are subject to the alternative minimum tax are not counted towards satisfying the 80% test in the foregoing sentence. Under normal circumstances, the fund may invest only up to 20% of its net assets in municipal securities that pay interest that is an item of tax preference for purposes of the alternative minimum tax.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt.

The fund invests in securities through an underlying master fund. The fund and its corresponding master fund have the same objective. Unless otherwise indicated, references to the fund include the master fund.

UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for the fund. As investment advisor, UBS Global AM makes the master fund’s investment decisions. UBS Global AM selects money market instruments for the master fund based on its assessment of relative values and changes in market and economic conditions.

Principal risks
An investment in the fund is not a bank deposit and is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. While the fund seeks to maintain the value of your investment at $1.00 per share, you may lose money by investing in the fund. Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the fund are:

•	Credit risk—Issuers of money market instruments may fail to make payments when due, or they may become less willing or less able to do so.

•	Interest rate risk—The value of the fund’s investments generally will fall when short-term interest rates rise, and its yield will tend to lag behind prevailing rates.

UBS Global Asset Management	13

UBS Select Tax-Free Preferred Fund

•	Liquidity risk—Although the fund invests in a diversified portfolio of high quality instruments, the fund’s investments may become less liquid as a result of market developments or adverse investor perception.

More information about the risks of an investment in the fund is provided below in “More about risks and investment strategies.”

14	UBS Global Asset Management

UBS Select Tax-Free Preferred Fund

Performance

Risk/return bar chart and table
The following bar chart and table provide information about the fund’s performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows the fund’s performance over its first calendar year of operations.

The table that follows the bar chart shows the average annual returns over the various time periods for the fund’s shares.

The fund’s past performance does not necessarily indicate how the fund will perform in the future.

Total return (2008 is the fund’s first full calendar year of operations)

Total return of the fund January 1 to June 30, 2009: 0.15%
Best quarter during year shown: 1st quarter, 2008: 0.61%
Worst quarter during year shown: 4th quarter, 2008: 0.35%

UBS Global Asset Management	15

UBS Select Tax-Free Preferred Fund

Average annual total returns
as of December 31, 2008

One year	1.97%
Life of fund (inception date 8/28/07)	2.38%

16	UBS Global Asset Management

UBS Select Tax-Free Preferred Fund

Expenses and fee tables

Fees and expenses These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder transaction expenses (fees paid directly from your investment when you buy or sell fund shares):

Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	None
Maximum deferred sales charge (load) (as a % of offering price)	None

Annual fund operating expenses (expenses that are deducted from fund assets):*

Management fees**	0.18%
Distribution and/or service (12b-1) fees	None
Other expenses***	None
Fee waiver†	(0.04%	)

Total annual fund operating expenses††	0.14%

*	The fund invests in securities through an underlying master fund, Tax-Free Master Fund. This table reflects the direct expenses of the fund and its share of the expenses of Tax-Free Master Fund. (A further discussion of the relationship between the fund and the master fund appears in the “Master-feeder structure” section of this prospectus under “Management.”)
**	Management fees include fees allocated from Tax-Free Master Fund and are comprised of investment advisory and administration fees.
***	Other expenses exclude miscellaneous expenses, such as trustee expenses, for which UBS Global AM reimburses the fund. These other expenses are expected to be less than 0.01% of the average daily net assets of the fund. Other expenses do not include the fees associated with the US Treasury’s Temporary Guarantee Program for Money Market Funds, which terminates on September 18, 2009. If those fees were included, other expenses would be 0.04% and total annual fund operating expenses would be 0.18% until the termination of the Temporary Guarantee Program.
†	The fund and UBS Global AM have entered into a written fee waiver agreement pursuant to which UBS Global AM is contractually obligated to waive its administrative fees so that the total ordinary operating expenses of the fund through August 31, 2010, do not exceed the fees listed above.
††	UBS Global AM may voluntarily waive fees from time to time. For example, UBS Global AM may voluntarily undertake to waive fees in the event that fund yields drop below a certain level. Once started, there is no guarantee that UBS Global AM would continue to voluntarily waive those fees. Waivers may affect the fund’s performance.

UBS Global Asset Management	17

UBS Select Tax-Free Preferred Fund

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain at the expense levels shown in the table above, except for the period when the fund’s expenses are lower due to its fee waiver agreement with UBS Global AM. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 year	3 years	5 years	10 years

$14	$54	$97	$226

18	UBS Global Asset Management

More about risks and investment strategies

Principal risks
The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to each fund under the “Investment objective, strategies and risks” heading for that fund.

Other risks of investing in a fund, along with further details about some of the risks described below, are discussed in the funds’ Statement of Additional Information (“SAI”). Information on how you can obtain the SAI can be found on the back cover of this prospectus.

Credit risk. Credit risk is the risk that the issuer of a money market instrument will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a money market instrument’s value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even the highest quality money market instruments are subject to some credit risk. The credit quality of an issuer can change rapidly due to market developments and may affect the fund’s ability to maintain a $1.00 share price.

Foreign investing risk. UBS Select Prime Preferred Fund may invest in foreign money market instruments that are denominated in US dollars. Foreign investing may involve risks relating to political, social and economic developments abroad to a greater extent than investing in the securities of US issuers. In addition, there are differences between US and foreign regulatory requirements and market practices.

US Government securities risk. Various types of US government securities have different levels of credit support, and therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the US government that are supported by the full faith and credit of the United States, such as the Federal Housing Administration and Ginnie Mae (also known as Government National Mortgage Association or GNMA), present little credit risk. Other securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the issuer’s right to borrow from the US Treasury, subject to certain limitations, such as securities issued by Federal Home Loan Banks, and securities issued by agencies and instrumentalities sponsored by the US government that are supported only by the credit of the issuing agencies are subject to a greater degree of credit risk. Freddie Mac (also known as Federal Home Loan Mortgage Corporation or FHLMC) and Fannie Mae (also known as Federal National Mortgage Association or FNMA) historically were agencies sponsored by the US government that were supported only by the credit of the issuing agencies and not backed by the full faith and credit of the United States. However, on September 7, 2008, due to the value of Freddie Mac’s and Fannie Mae’s securities falling sharply and concerns that the firms did not have sufficient

UBS Global Asset Management	19

capital to offset losses resulting from the mortgage crisis, the Federal Housing Finance Agency (“FHFA”) placed Freddie Mac and Fannie Mae into conservatorship. The effect that this conservatorship will have on the entities and their guarantees is uncertain. Although the US government or its agencies provided financial support to such entities, no assurance can be given that they will always do so. The US government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

Interest rate risk. The value of money market instruments generally can be expected to fall when short-term interest rates rise and to rise when short-term interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund’s investments will fall. Also, a fund’s yield will tend to lag behind changes in prevailing short-term interest rates. This means that a fund’s income will tend to rise more slowly than increases in short-term interest rates. Similarly, when short-term interest rates are falling, a fund’s income generally will tend to fall more slowly.

Liquidity risk. The funds’ investments may become less liquid due to market developments or adverse investor perception. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the funds may have to accept a lower price or may not be able to sell an instrument at all. The inability to sell an instrument could adversely affect a fund’s ability to maintain a $1.00 share price or prevent the fund from being able to take advantage of other investment opportunities. This risk may increase during an unusually high volume of redemption requests by even a few large investors or unusual market conditions.

Additional risks
Political risk.   With respect to UBS Select Tax-Free Preferred Fund, political or regulatory developments could adversely affect the tax-exempt status of interest paid on municipal securities or the tax-exempt status of a municipal money market fund’s dividends. These developments could also cause the value of a fund’s municipal money market instruments to fall.

Structured security risk. UBS Select Prime Preferred Fund and UBS Select Tax-Free Preferred Fund may purchase securities representing interests in underlying assets, but structured to provide certain advantages not inherent in those assets (e.g., enhanced liquidity and yields linked to short-term interest rates). If those securities behaved in a way that UBS Global AM did not anticipate, or if the security structures encountered unexpected difficulties, either fund could suffer a loss.

Additional information about investment strategies and Temporary Guarantee Program
Like all money market funds, the funds are subject to maturity, quality and diversification requirements designed to help them maintain a stable price of $1.00 per share. The funds’ investment strategies are designed to comply

20	UBS Global Asset Management

with these requirements. The funds may invest, in high quality, short-term, US dollar-denominated money market instruments paying a fixed, variable or floating interest rate.

UBS Global AM may use a number of professional money management techniques to respond to changing economic and money market conditions and to shifts in fiscal and monetary policy. These techniques include varying each fund’s composition and weighted average maturity based upon UBS Global AM’s assessment of the relative values of various money market instruments and future interest rate patterns. UBS Global AM also may buy or sell money market instruments to take advantage of yield differences.

Each fund may invest to a limited extent in shares of similar money market funds.

The funds may maintain a rating from one or more rating agencies that provide ratings on money market funds. There can be no assurance that a fund will maintain any particular rating or maintain it with a particular rating agency. To maintain a rating, UBS Global AM may manage a fund more conservatively than if it were not rated.

As noted above, under normal circumstances, UBS Select Treasury Preferred Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in securities issued by the US Treasury and repurchase agreements relating to those instruments. UBS Select Treasury Preferred Fund’s 80% policy is a “non-fundamental” policy. This means that this investment policy may be changed by the fund’s board without shareholder approval. However, UBS Select Treasury Preferred Fund has also adopted a policy to provide its shareholders with at least 60 days’ prior written notice of any change to the 80% investment policy.

As noted above, under normal circumstances, UBS Select Tax-Free Preferred Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in investments the income from which is exempt from federal income tax. UBS Select Tax-Free Preferred Fund’s 80% policy is a “fundamental policy.” This means that the fund may not deviate from its 80% policy without the approval of its shareholders.

As of August 28, 2009, each fund was participating in the Temporary Guarantee Program for Money Market Funds (the “Program”) created by the US Department of the Treasury (the “Treasury”) to address temporary dislocations in credit markets. The Program, which is in effect until September 18, 2009, is designed to provide certain investors with a guarantee of a $1.00 net asset value price per share based on the number of shares held by investor in the fund as of the close of business on September 19, 2008. The guarantee under the Program is triggered if the value of the fund’s assets falls below $0.995 per share, which is called “breaking the buck” (a “Guarantee Event”), and the fund commences the process of liquidation. Any increase in the number of shares held by an investor in the fund after the close of business on September 19, 2008, will not be guaranteed. If the number of shares held by an investor in the fund fluctuates over the period

UBS Global Asset Management	21

of the Program, the Program will cover the lesser of (i) the number of shares held by the investor in the fund as of the close of business on September 19, 2008, or (ii) the number of shares held by the investor as of the date of the Guarantee Event. If an investor closes an account with a fund (or with a financial intermediary through which fund shares are held), any future investment in the fund will not be guaranteed.

In order to participate in the Program through December 18, 2008, each fund paid a one-time non-refundable participation fee, which amounted to 0.01% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00). In order to participate in the Program during each extension period (December 19, 2008 through April 30, 2009, and May 1, 2009 through September 18, 2009, respectively), each fund paid two non-refundable extension participation payments, each amounting to 0.015% of the value of the fund’s outstanding shares on September 19, 2008 (valued at $1.00).

Under the terms of the Program, upon the occurrence of a Guarantee Event, the fund’s board of directors (“board”) must promptly initiate actions necessary under state and federal law to commence the liquidation of the fund. The Program will guarantee any difference between the amount received by an investor in connection with the liquidation and the value based on $1.00 per eligible share. Guarantee payments under the Program will be made through the fund within approximately 30 days of a Guarantee Event. The Treasury, in its sole discretion, may designate a later payment date after taking into account prevailing market conditions. Guarantee payments under the Program will not exceed the amount available within the Treasury’s Exchange Stabilization Fund.

Neither this prospectus nor a fund itself is in any manner approved, endorsed, sponsored or authorized by the Treasury.

Defensive positions for UBS Select Tax-Free Preferred Fund. During adverse market conditions or when UBS Global AM believes there is an insufficient supply of the municipal securities in which Tax-Free Master Fund primarily invests, the fund may temporarily invest in other types of municipal securities or may invest in money market instruments that pay taxable interest. These investments may not be consistent with achieving the fund’s investment objective during the periods that they are held.

22	UBS Global Asset Management

Managing your fund account

The following pages tell you how to buy, sell and exchange shares of each fund.

If you are buying fund shares directly or through financial intermediaries, you should refer to the following section regarding buying, selling or exchanging fund shares in most cases. If you are buying shares through UBS Financial Services Inc.’s automated purchasing account system, you should direct your request to your financial advisor and refer to the sections below beginning “UBS Financial Services Inc.: automated purchasing accounts” on page 28 of this prospectus.

Buying shares
The funds accept the settlement of purchase orders only in available federal funds deposited by a commercial bank in an account at a Federal Reserve Bank, which can be transferred to a similar account of another bank in one day and may be made immediately available to a fund through its custodian.

You may buy fund shares through financial intermediaries who are authorized to accept purchase orders on behalf of the funds. If you buy fund shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

If you do not use a financial intermediary, you may also buy fund shares directly by calling the funds’ transfer agent, PNC Global Investment Servicing (“PNC”), at 1-888-547 FUND and speaking to a representative. If you buy fund shares directly, you will need to complete an account application in connection with your initial purchase. You can get a copy of the application from UBS Global Asset Management (US) Inc. (“UBS Global AM (US)”) or a financial intermediary or by calling the transfer agent toll-free 1-888-547 FUND.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. A fund must receive payment on the same day. Your purchase order will be effective only if (1) you or your financial intermediary wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”), and the principal bond markets (as recommended by Securities Industry and Financial Markets Association (“SIFMA”)) are open. (Holidays are listed on Appendix A to this prospectus.)

UBS Global Asset Management	23

Orders to buy shares received by the fund’s transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time). UBS Select Tax-Free Preferred Fund does not accept purchase orders received after 2:00 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time). Financial intermediaries may impose additional guidelines for when orders must be placed.

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2010. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently. UBS Global AM (US) may return without notice money wired to a fund if the investor fails to place a corresponding share purchase order.

Wire instructions. You may instruct your bank to transfer federal funds by wire to:

PNC Bank
Philadelphia, PA
ABA #0310-0005-3

BNF: Mutual Fund Services A/C 8614973575
RE: Purchase shares of (insert name of fund)
FFC: (Name of Account and Account Number)

You should not wire money directly to the fund’s transfer agent if your shares are held in “street name,” as described above in “Buying shares.” A financial intermediary or your bank may impose a service charge for wire transfers.

Minimum investment. The minimum investment level for initial purchases of UBS Select Prime Preferred Fund generally is $99,000,000. The minimum investment level for initial purchases of UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund generally is $50,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level.

UBS Global AM (US) may waive these minimums under other circumstances in its discretion. The funds may change their minimum investment

24	UBS Global Asset Management

requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Electronic trade entry. The funds may offer an electronic trade order entry capability to eligible institutional investors who meet certain conditions. This option is not available if your shares are held in “street name,” as described above in “Buying shares.” For more information about this option and its availability, contact your investment professional at your financial intermediary, or contact the transfer agent at 1-888-547 FUND.

Selling shares
You may sell your shares through financial intermediaries that are authorized to accept redemption requests. If you sell your shares through a financial intermediary who holds them in its own name on your behalf (in “street name”), the financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You may also sell your shares by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Preferred Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Preferred Fund received after that time will not be in good form). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” each fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

UBS Global Asset Management	25

Your sales proceeds will be paid in federal funds. Proceeds from the sale will be wired to one or more accounts you have designated. If a redemption order is received by 5:00 p.m. (Eastern time) (noon (Eastern time) in the case of UBS Select Tax-Free Preferred Fund), the proceeds ordinarily will be transmitted in federal funds on the same day. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day to the accounts noted above.

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your bank account or your account at your financial intermediary may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), a financial intermediary nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

The transfer agent will process orders to sell shares only if you have on file with it a properly completed account application with a signature guarantee (if you have previously completed one in connection with a direct purchase of fund shares), or other authentication acceptable to the transfer agent. The account application requires you to designate the account(s) for wiring sales proceeds. You must submit any change in the designated account(s) for sale proceeds in a form acceptable to the transfer agent. The transfer agent will not place the sales order if the information you provide does not correspond to the information on your application or account records.

A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The transfer agent will not accept signature guarantees that are not part of these programs.

If you have additional questions on selling shares, you should contact your investment professional at your financial intermediary or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You may exchange shares of a fund for shares of the other funds.

The minimums noted above in “Buying shares” do not apply to initial purchases made through

26	UBS Global Asset Management

an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Preferred Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund. Exchange orders received after those times will not be effected, and you or your financial intermediary will have to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

You can place an exchange order through a financial intermediary. The financial intermediary is then responsible for sending the order to the transfer agent. You may not call the funds’ transfer agent directly if your shares are held in “street name,” but should direct all your requests to buy, sell or exchange shares directly to your financial intermediary.

You can also place an exchange order by calling the transfer agent directly at 1-888-547 FUND and speaking with a representative.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. The transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations
If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, PNC. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the dealer of record and you will receive ongoing account statements from PNC. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity

UBS Global Asset Management	27

in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

A financial intermediary buying or selling shares for its customers is responsible for transmitting orders to the transfer agent in accordance with its customer agreements and the procedures noted above.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an account at UBS Financial Services Inc. and prefer the features of an Automated Purchasing Account (as described below), ask your Financial Advisor to help you to open an Automated Purchasing Account. You will need to redeem your shares in your Direct Purchasing Account (as described below) and to transfer the proceeds to a new Automated Purchasing Account. More information regarding Automated Purchasing Accounts is provided below.

UBS Financial Services Inc.: automated purchasing accounts
Initial purchases made through UBS Financial Services Inc. can be made in one of two ways. The purchases can be made by your Financial Advisor directly with a fund (a “Direct Purchasing Account”) or can be entered through that firm’s order entry system (an “Automated Purchasing Account”). Your account will be established as an Automated Purchasing Account unless you instruct your Financial Advisor otherwise. Automated Purchasing Accounts will have certain benefits but do not have certain features available to Direct Purchasing Accounts.

If you have an Automated Purchasing Account, you should direct all your requests to buy, sell or exchange shares directly to your Financial Advisor. The following sections provide information regarding Automated Purchasing Accounts; procedures related to Direct Purchasing Accounts are described above under “Managing your fund account.”

Buying shares
When you instruct your Financial Advisor to buy shares on your behalf, your account at UBS Financial Services Inc. will automatically be debited, and UBS Financial Services Inc. will wire funds on your behalf. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

28	UBS Global Asset Management

Shares are available to Automated Purchasing Accounts as an economical and convenient means to invest short-term funds.

You buy shares at the net asset value next determined after receipt of your purchase order in good form by the transfer agent. The fund must receive payment on the same day. Your purchase order will be effective only if (1) UBS Financial Services Inc. wires payment in federal funds on the same business day that you place your order, and (2) the wire is actually credited to the fund’s bank account by a Federal Reserve Bank on that day. Otherwise, the order will be rejected. A business day is any day on which the Federal Reserve Bank of New York, the NYSE, and the principal bond markets (as recommended by SIFMA) are open. (Holidays are listed on Appendix A to this prospectus.)

Orders to buy shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). Orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) but before 2:00 p.m. (Eastern time) will normally be executed as of 2:00 p.m. (Eastern time); however, such orders cannot be entered through UBS Financial Services Inc.’s order entry system, but must be made by a Financial Advisor directly with the fund by calling the fund’s transfer agent at 1-888-547 FUND and speaking with a representative. For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

Each fund may advance the time by which orders to buy or sell its shares must be received by the transfer agent on any day that the NYSE closes early because trading has been halted for the day. UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Appendix A to this prospectus lists the SIFMA US holiday recommendations schedule for the remainder of 2010. These days most often occur on the afternoon of a business day prior to a national holiday.

The funds, UBS Global AM and UBS Global AM (US) have the right to reject a purchase order and to suspend the offering of fund shares for a period of time or permanently.

Minimum investment. The minimum investment level for initial purchases of UBS Select Prime Preferred Fund generally is $99,000,000. The minimum investment level for initial purchases of UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund generally is $50,000,000. Subsequent purchases, and purchases through exchanges, are not subject to a minimum investment level. UBS Global AM (US) may waive

UBS Global Asset Management	29

this minimum under other circumstances in its discretion. The funds may change their minimum investment requirements at any time. Investments must be denominated in US dollars.

If your fund account balance has fallen below the respective minimum initial investment amount indicated above, UBS Global AM (US) reserves the right to reject your purchase order to add to the account unless the account balance will be at least such amount after that purchase.

Selling shares
You must place your sell order directly with your Financial Advisor. Your Financial Advisor is responsible for making sure that your order is promptly sent to a fund.

You sell shares at the net asset value next determined after receipt of your redemption order in good form by the transfer agent. A redemption order will not be in good form unless it is received by the fund’s transfer agent prior to the deadlines set forth in the paragraph below. Orders that are not received in good form will not be executed at the net asset value next determined after receipt of the order.

Orders to sell shares received by the funds’ transfer agent before 9:00 a.m. (Eastern time) will normally be executed as of 9:00 a.m. (Eastern time). Orders received after 9:00 a.m. (Eastern time) but before noon (Eastern time) will normally be executed as of noon (Eastern time). UBS Select Tax-Free Preferred Fund does not accept redemption orders received after noon (Eastern time) (and therefore, redemption orders for UBS Select Tax-Free Preferred Fund received after that time will not be in good form). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after noon (Eastern time) but before 2:30 p.m. (Eastern time) will normally be executed as of 2:30 p.m. (Eastern time). For UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund, orders received after 2:30 p.m. (Eastern time) but before 5:00 p.m. (Eastern time) will normally be executed as of 5:00 p.m. (Eastern time).

As noted above under “Buying shares,” a fund may advance the time for the transfer agent’s receipt of orders to sell shares (e.g., days on which securities markets close early prior to a national holiday).

Your sales proceeds will be paid in federal funds wired directly to UBS Financial Services Inc. for credit to your account. If you sell all the shares you own, dividends accrued for the month to date will be paid in federal funds and wired on the same day.

Each fund may suspend redemption privileges or postpone the date of payment beyond the same or next business day (1) for any period (a) during which the NYSE is closed other than customary weekend and holiday closings or (b) during which trading on the NYSE is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the fund of securities owned by it is not reasonably practicable or (b) it is not reasonably practicable for such fund fairly to determine the value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of security holders of the fund.

30	UBS Global Asset Management

If the transfer agent receives your order to sell shares late in the day, it will process your order and initiate a wire. However, your account at UBS Financial Services Inc. may not receive the proceeds in a timely manner if a Federal Reserve Bank is experiencing delay in transfer of funds. Neither the funds, UBS Global AM, UBS Global AM (US), UBS Financial Services Inc. nor the transfer agent is responsible for the performance of a bank or any of its intermediaries.

If you have additional questions on selling shares, you should contact your Financial Advisor or call the transfer agent at 1-888-547 FUND.

Exchanging shares
You must place your exchange order directly with your Financial Advisor, who is responsible for sending the order to the transfer agent.

You may exchange shares of a fund for shares of the other funds.

The minimums noted above in “Buying shares” do not apply to initial purchases made through an exchange of shares. All exchanges are based upon the net asset value that is next calculated after the fund receives your order.

Exchange orders for each fund are normally accepted up until noon (Eastern time) for UBS Select Tax-Free Preferred Fund and 5:00 p.m. (Eastern time) for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund. Exchange orders received after those times will not be effected, and you will need to instruct your Financial Advisor to place an exchange order before those times on the following business day if you still wish to effect an exchange. If you exchange all your fund shares, the dividends accrued on those shares for the month to date will also be invested in the shares of the other fund into which the exchange is made.

Shareholders making their initial purchase of another fund through an exchange should allow more time. These exchange orders should be received by the transfer agent at least one half hour before the exchange order deadline to allow the transfer agent sufficient time to establish an account in the new fund. Otherwise the transfer agent may not be able to effect the exchange if this extra time is not allotted.

The funds may modify or terminate the exchange privilege at any time.

Transfer of account limitations
If you hold your shares with UBS Financial Services, Inc. or another securities firm, please note that if you change securities firms, you may not be able to transfer your fund shares to an account at the new securities firm. Fund shares may only be transferred to an account held with a securities dealer or financial intermediary that has entered into an agreement with the fund’s principal underwriter. If you cannot transfer your shares to another firm, you may choose to hold the shares directly in your own name with the fund’s transfer agent, PNC. Please contact your broker or Financial Advisor for information on how to transfer your shares to the fund’s transfer agent. If you transfer your shares to the fund’s transfer agent, the fund’s principal underwriter may be named as the

UBS Global Asset Management	31

dealer of record and you will receive ongoing account statements from PNC. Should you have any questions regarding the portability of your fund shares, please contact your broker or Financial Advisor.

Additional information about your account
You will receive a confirmation of your initial purchase of fund shares, and subsequent transactions may be reported on periodic account statements. These periodic statements may be sent monthly except that, if your only fund activity in a quarter was reinvestment of dividends, the activity may be reported on a quarterly rather than a monthly statement.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. If you do not provide the information requested, a fund may not be able to maintain your account. If a fund is unable to verify your identity or that of another person(s) authorized to act on your behalf, the fund and UBS Global AM (US) reserve the right to close your account and/or take such other action they deem reasonable or required by law. Fund shares will be redeemed and valued in accordance with the net asset value next calculated after the determination has been made to close the account.

UBS Global AM (US) (not the funds) also may pay fees to entities that make shares of the funds available to others. The amount of these fees will be negotiated between UBS Global AM (US) and the entity.

If you currently have an Automated Purchasing Account and prefer the features of a Direct Purchasing Account as described above, ask your Financial Advisor to help you to open a Direct Purchasing Account. You need to complete an account application when establishing a Direct Purchasing Account.

Market timing
Frequent purchases and redemptions of fund shares could increase each fund’s transaction costs, such as market spreads and custodial fees, and may interfere with the efficient management of each fund’s portfolio, which could impact each fund’s performance. However, money market funds are generally used by investors for short-term investments, often in place of bank checking or savings accounts or for cash management purposes. Investors value the ability to add and withdraw their funds quickly, without restriction. UBS Global AM (US) anticipates that shareholders will purchase and sell fund shares frequently because each fund is designed to offer investors a liquid cash option. UBS Global AM (US) also believes that money market funds, such as the funds offered in this Prospectus, are not targets of abusive trading practices because money market funds seek to maintain a $1.00 per share price and typically do not fluctuate in value based on market prices. For these reasons, the Board has not adopted policies and procedures, or imposed redemption fees or other restrictions such as minimum holding periods, to discourage excessive or short-term trading of fund shares.

Other UBS Global AM funds that are not money market funds have approved policies and procedures

32	UBS Global Asset Management

designed to discourage and prevent abusive trading practices. For more information about market timing policies and procedures for another UBS Global AM fund, please see that fund’s Prospectus.

Pricing and valuation
The price of fund shares is based on net asset value. The net asset value per share is the total value of a fund divided by the total number of shares outstanding. In determining net asset value, each master fund values its securities at their amortized cost, and each feeder fund buys the corresponding master fund’s interests at the master fund’s net asset value. The amortized cost method uses a constant amortization to maturity of the difference between the cost of the instrument to a fund and the amount due at maturity. Each fund’s net asset value per share is expected to be $1.00, although this value is not guaranteed.

The net asset value per share for UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund is normally determined four times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:30 p.m. (Eastern time);

•	5:00 p.m. (Eastern time).

The net asset value per share for UBS Select Tax-Free Preferred Fund is normally determined three times each business day as of the following:

•	9:00 a.m. (Eastern time);

•	noon (Eastern time);

•	2:00 p.m. (Eastern time).*

Your price for buying or selling shares will be based upon the net asset value that is next calculated after the fund receives your order.

On any day that a fund determines to advance the time by which orders to buy or sell its shares must be received by the transfer agent as described above under “Buying shares,” the time for determination of the fund’s net asset value per share will be as of the same time the fund has determined to cease accepting orders to buy or sell its shares. The fund will not price its shares again on that business day even though it normally prices its shares more frequently.

*	However, redemption orders for UBS Select Tax-Free Preferred Fund received after noon (Eastern time) will not be in good form, as described above under “Selling shares.”

UBS Global Asset Management	33

Management

Investment advisor
UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) acts as the investment advisor and administrator for Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (the “Master Funds”), which are the master funds in which the funds invest their assets. UBS Global AM also acts as the administrator for the funds. As investment advisor, UBS Global AM makes the master funds’ investment decisions. It buys and sells securities for the master funds and conducts the research that leads to the purchase and sale decisions.

UBS Global AM is a Delaware corporation with offices at One North Wacker Drive, Chicago, IL 60606 and at 1285 Avenue of the Americas, New York, New York, 10019-6028. UBS Global AM is an investment advisor registered with the US Securities and Exchange Commission (the “SEC”). UBS Global AM is an indirect wholly owned subsidiary of UBS AG (“UBS”). As of June 30, 2009, UBS Global AM had approximately $142 billion in assets under management. UBS Global AM is a member of the UBS Global Asset Management Division, which had approximately $547 billion in assets under management worldwide as of June 30, 2009. UBS is an internationally diversified organization with headquarters in Zurich and Basel, Switzerland and operations in many areas of the financial services industry.

Advisory and administration fees
UBS Global AM’s contract fee for the advisory and administrative services it provides to each master fund is based on the following fee schedule:

$0 – $30 billion	0.1000%
Above $30 billion up to $40 billion	0.0975%
Above $40 billion up to $50 billion	0.0950%
Above $50 billion up to $60 billion	0.0925%
Above $60 billion	0.0900%

UBS Global AM’s contract fee for the administrative services it provides to each feeder fund is 0.08% of each feeder fund’s average daily net assets.

In exchange for these fees, UBS Global AM has agreed to bear all of the funds’ expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each fund’s average daily net assets.

UBS Global AM received an effective fee of 0.14% of the average daily net assets of each of the funds for its services in the fund’s last fiscal year (includes fees allocated from related master fund). This fee reflects fee waivers pursuant to a fee waiver agreement.

34	UBS Global Asset Management

A discussion regarding the basis for the board’s approval of the Management Agreement between UBS Global AM and Master Trust with respect to the Master Funds is available in the funds’ semiannual report to shareholders for the fiscal period ended October 31, 2008.

Master-feeder structure. UBS Select Prime Preferred Fund, UBS Select Treasury Preferred Fund and UBS Select Tax-Free Preferred Fund are “feeder funds” that invest all of their assets in “master funds”—Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. The feeder funds and their respective master funds have the same investment objectives.

The master funds may accept investments from other feeder funds. Each feeder fund bears the master fund’s expenses in proportion to their investment in the master fund. Each feeder fund can set its own transaction minimums, feeder fund-specific expenses and other conditions. This arrangement allows each feeder fund’s Trustees to withdraw the feeder fund’s assets from the master fund if they believe doing so is in the shareholders’ best interests. If the Trustees withdraw the feeder fund’s assets, they would then consider whether the feeder fund should hire its own investment advisor, invest in a different master fund or take other action.

Other information
To the extent authorized by law, the fund reserves the right to discontinue offering shares at any time, merge, reorganize itself or its classes of shares or cease operations and liquidate.

UBS Global Asset Management	35

Dividends and taxes

Dividends
Each fund declares dividends daily and pays them monthly. Dividends accrued during a given month are paid on the first business day of the next month or upon the sale of all the fund shares in a shareholder’s account.

Each fund may distribute all or a portion of its capital gains (if any) to the extent required to ensure that the fund maintains its federal tax law status as a regulated investment company. Each fund will also distribute all or a portion of its short-term capital gains to the extent necessary to maintain its share price at $1.00.

Shares of each fund earn dividends on the day they are purchased but do not earn dividends on the day they are sold.

You will receive dividends in additional shares unless you elect to receive them in cash. If you prefer to receive dividends in cash, contact your Financial Advisor (if you purchased your shares through a financial intermediary) or the transfer agent (if you purchased your shares directly).

While each fund declares dividends daily and pays them monthly, the amounts are rounded to the nearest $0.01 on a daily basis with respect to each investor’s fund account. As a result, investors whose fund account balances earn daily dividends that total less than one half a cent on any given day will not accrue any dividends on that day.

Taxes
The dividends that you receive from UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund generally are subject to federal income tax regardless of whether you receive them in additional fund shares or in cash, and are expected to be taxed as ordinary income. Such dividends are not eligible for the reduced rate of tax that may apply to certain qualifying dividends on corporate stock.

Although dividends are generally treated as taxable to you in the year they are paid, dividends declared in October, November or December but paid in January are taxable as if they were paid in December.

Shareholders not subject to tax on their income will not be required to pay tax on amounts distributed to them. If you hold fund shares through a tax-exempt account or plan such as an IRA or 401(k) plan, dividends on your shares generally will not be subject to tax until proceeds are withdrawn from the plan.

Some states and localities do not tax dividends that are attributable to interest on certain government securities under certain circumstances. However, these dividends may be subject to corporate franchise tax in some states.

Each fund will tell you annually the character of dividends for tax reporting purposes. You will not recognize any gain or loss on the sale or exchange

36	UBS Global Asset Management

of your fund shares as long as the fund maintains a share price of $1.00.

The dividends that you receive from UBS Select Tax-Free Preferred Fund generally are not subject to federal income tax. If you are subject to alternative minimum tax, a portion of the dividends paid by UBS Select Tax-Free Preferred Fund may be included in computing such taxes. The dividends received from UBS Select Tax-Free Preferred Fund are generally subject to any applicable state taxes.

The general exemption from federal taxes for dividends paid by UBS Select Tax-Free Preferred Fund will not benefit investors in tax-sheltered retirement plans or other entities or individuals not subject to federal taxes. Further, distributions by tax-sheltered retirement plans are generally taxable even if earnings are derived from tax-exempt dividends. As a result, UBS Select Tax-Free Preferred Fund is generally not an appropriate investment for tax-sheltered retirement plans.

Each fund may be required to withhold a 28% federal tax on all dividends payable to you

•	if you fail to provide the fund or UBS Financial Services Inc. with your correct taxpayer identification number on Form W-9 (for US citizens and resident aliens) or to make required certifications, or

•	if you have been notified by the IRS that you are subject to backup withholding.

Taxable distributions to non-residents may be subject to a 30% withholding tax.

The above is a general and abbreviated discussion of certain tax considerations, and each investor is advised to consult with his or her own tax advisor. There is additional information on taxes in the funds’ SAI.

UBS Global Asset Management	37

Disclosure of portfolio holdings

Each fund is a “feeder fund” that invests in securities through an underlying master fund. Each fund and the corresponding master fund have the same investment objective.

The complete portfolio holdings of each master fund will be posted on the fund advisor’s website at http://www.ubs.com/1/e/globalam/america/ institutional_clients/money_market_fund.html on a monthly basis. Under normal circumstances, detailed portfolio holdings information for each master fund as of the most recent month-end is expected to be posted approximately 15 days after the end of a month. Additionally, an abbreviated portfolio holdings report for the master fund in which UBS Select Prime Preferred Fund invests will be available on a weekly basis. (The abbreviated weekly portfolio holdings report will contain less information about each holding.) Under normal circumstances, the abbreviated report will be as of the last business day in a week and is expected to be posted by the Thursday or Friday of the following week. Both monthly and weekly information will be posted to the web site at least one day prior to other public dissemination.

Monthly and weekly portfolio holdings information postings will continue to remain available on the website, along with any more current holdings information, at least until the date on which a fund files its portfolio holdings information with the SEC on Forms N-Q or N-CSR for the period that included the date as of which the web site information is current. (For example, a fund files its annual report for its most recent fiscal year ended April 30th with the SEC on Form N-CSR around the beginning of July. Monthly and weekly portfolio holdings information for periods ended April 30th could be removed from the web site once the annual report is filed, but not until then.)

Each fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund’s complete schedule of portfolio holdings for the second and fourth quarters of each fiscal year is included in its semiannual and annual reports to shareholders and is filed with the SEC on Form N-CSR. Each fund’s Forms N-Q and Forms N-CSR are available on the SEC’s website at http://www.sec.gov. Each fund’s Forms N-Q and Forms N-CSR may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-202-551 8090. Additionally, you may obtain copies of Forms N-Q and semiannual and annual reports to shareholders from the funds upon request by calling 1-800-647 1568. Please consult the funds’ SAI for a description of the policies and procedures that govern disclosure of the funds’ portfolio holdings.

38	UBS Global Asset Management

Financial highlights

The following financial highlights tables are intended to help you understand the financial performance for the funds since they commenced operations on August 28, 2007.

Certain information reflects financial results for a single fund share. In the tables, “total investment return” represents the rate that an investor would have earned on an investment in a fund (assuming reinvestment of all dividends and other distributions).

The information in the financial highlights has been derived from the financial statements audited by Ernst & Young LLP, an independent registered public accounting firm, whose report appears in the Annual Report to Shareholders of the funds. You may obtain copies of the funds’ Annual Report without charge by calling 1-888-547 FUND.

UBS Global Asset Management	39

UBS Select Prime Preferred Fund

Financial highlights (continued)

	For the		For the period
	year ended		August 28, 2007(1)
	April 30, 2009		to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.020		0.029

Dividends from net investment income	(0.020)		(0.029)

Net asset value, end of period	$1.00		$1.00

Total investment return(2)	1.99%		2.96%

Ratios/supplemental data:
Net assets, end of period (000’s)	$3,638,214		$947,468
Expenses to average net assets, net of fee waivers by administrator	0.15	%(3)	0.14	%(3),(4)
Expenses to average net assets, before fee waivers by administrator	0.19	%(3)	0.18	%(3),(4)
Net investment income to average net assets	1.64	%(3)	3.95	%(3),(4)

(1)	Commencement of operations.
(2)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(3)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(4)	Annualized.

40	UBS Global Asset Management

UBS Select Treasury Preferred Fund

Financial highlights (continued)

	For the		For the period
	year ended		August 28, 2007(1)
	April 30, 2009		to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.009		0.022

Dividends from net investment income	(0.009)		(0.022)
Distributions from net realized gains from investment activities	(0.000	)(2)	—

Total dividends and distributions	(0.009)		(0.022)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	0.91%		2.27%

Ratios/supplemental data:
Net assets, end of period (000’s)	$2,838,489		$1,095,975
Expenses to average net assets, net of fee waivers by advisor/administrator	0.16	%(4)	0.14	%(4),(5)
Expenses to average net assets, before fee waivers by advisor/administrator	0.20	%(4)	0.18	%(4),(5)
Net investment income to average net assets	0.67	%(4)	2.72	%(4),(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

UBS Global Asset Management	41

UBS Select Tax-Free Preferred Fund

Financial highlights (concluded)

	For the		For the period
	year ended		August 28, 2007(1)
	April 30, 2009		to April 30, 2008

Net asset value, beginning of period	$1.00		$1.00

Net investment income	0.010		0.020

Dividends from net investment income	(0.010)		(0.020)
Distributions from net realized gains from investment activities	(0.000	)(2)	—

Total dividends and distributions	(0.010)		(0.020)

Net asset value, end of period	$1.00		$1.00

Total investment return(3)	1.31%		1.99%

Ratios/supplemental data:
Net assets, end of period (000’s)	$260,566		$63,623
Expenses to average net assets, net of fee waivers by advisor/administrator	0.13	%(4)	0.04	%(4),(5)
Expenses to average net assets, before fee waivers by advisor/administrator	0.22	%(4)	0.18	%(4),(5)
Net investment income to average net assets	1.32	%(4)	3.05	%(4),(5)

(1)	Commencement of operations.
(2)	Amount represents less than $0.0005 per share.
(3)	Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions.
(4)	Ratios include the Fund’s share of income and expenses allocated from the Master.
(5)	Annualized.

42	UBS Global Asset Management

Appendix A

Additional information regarding purchases and redemptions

The funds are open for business each day that the Federal Reserve Bank of New York, the New York Stock Exchange (“NYSE”) and the principal bond markets (as recommended by the Securities Industry and Financial Markets Association (“SIFMA”)) are open. One or more of these will be closed on the observance of the holidays listed below. In addition, UBS Select Prime Preferred Fund and UBS Select Treasury Preferred Fund will advance the final time by which orders to buy or sell shares must be received by the transfer agent to 3:00 p.m. (Eastern time) on those days that SIFMA has recommended that the bond markets close early. Similarly, UBS Select Tax-Free Preferred Fund will advance the final time by which orders to buy shares must be received by the transfer agent to noon (Eastern time) on those days that SIFMA has recommended that the bond markets close early. (The normal deadline for redemptions for the Tax-Free Fund is noon (Eastern time).) Those days remaining in 2010 are listed below.

Early close
Holidays (observed)	(2:00 p.m., eastern time)

Good Friday (April 2, 2010)
Memorial Day (May 31, 2010)
Independence Day (July 5, 2010)
Labor Day (September 6, 2010)
Columbus Day (October 11, 2010)
Veterans Day (November 11, 2010)
Thanksgiving Day (November 25, 2010)
Christmas (December 24, 2010)	— Friday, May 28, 2010 — — — — Friday, November 26, 2010 Thursday, December 23, 2010

UBS Global Asset Management	A-1

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Ticker symbols:
UBS Select Prime Preferred Fund	SPPXX
UBS Select Treasury Preferred Fund	STPXX
UBS Select Tax-Free Preferred Fund	SFPXX

If you want more information about the funds, the following documents are available free of charge upon request:		UBS Select Prime Preferred Fund UBS Select Treasury Preferred Fund UBS Select Tax-Free Preferred Fund Prospectus August 28, 2009, as revised March 29, 2010

Annual/semiannual reports
Additional information about each fund’s investments is available in the fund’s annual and semiannual reports to shareholders.

Statement of Additional Information (SAI)
The funds’ SAI provides more detailed information about the funds and is incorporated by reference into this prospectus (i.e., it is legally a part of this prospectus).

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds’ annual and semiannual reports and their SAI by contacting the funds directly at 1-800-647 1568. You may also request other information about the funds and make shareholder inquiries via this number. Because of limited investor requests for the SAI and the availability of the SAI via a toll free number, the advisor has not made the SAI available on its Web site.

You may review and copy information about each fund, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC’s Public Reference Room by calling the SEC at 1-202-551 8090. You can get copies of reports and other information about the funds:

• For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102; or

• Free, from the EDGAR database on the SEC’s Internet Web site at http://www.sec.gov.

UBS Money Series
—UBS Select Prime Preferred Fund
—UBS Select Treasury Preferred Fund
—UBS Select Tax-Free Preferred Fund
Investment Company Act File No. 811-08767

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